Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	June 30, 2022 $’000	June 30, 2021 $’000
Cash and cash equivalents	70,753	6,157